Note 7 - Deferred Finance Charges	9 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
7.     Deferred Finance Charges

Gross deferred finance charges amounting to $3,081,644 as of both December 31, 2011 and September 30, 2012, represent fees paid to the lenders for obtaining the related loans, net of amortization. For the nine-month periods ended September 30, 2011 and 2012, the amortization of deferred financing charges amounted to $314,959 and $325,577, respectively, and is included in Interest and finance costs in the accompanying unaudited condensed consolidated statements of income.